Nature of the Organization and Business (Tables)	12 Months Ended
Jun. 30, 2026
Nature of the Organization and Business [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao

The accompanying consolidated financial statements reflect the activities of Zhibao and each of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
Zhibao	January 11, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of Zhibao
Zhibao Technology Holdings Limited (“Zhibao BVI”)	January 12, 2023	British Virgin Islands	100	Investment holding
Zhibao Technology Limited (“Zhibao HK”)	January 19, 2023	Hong Kong	100	Investment holding
Zhibao Labuan Reinsurance (“Zhibao Labuan”)	July 29, 2024	Malaysia	100	Brokerage services and Managing general underwriter (“MGU”) services
Zhibao China	November 24, 2015	PRC	100	MGU services
Shanghai Anyi Network Technology Co., Ltd. (“Shanghai Anyi”)	September 18, 2015	PRC	100	R&D services
Sunshine Insurance Brokers (Shanghai) Co., Ltd. (“Sunshine Insurance Brokers”)	November 17, 2011	PRC	100	Digital insurance brokerage services and offline insurance brokerage consulting services
Shanghai Zhibao Health Management Co., Ltd. (“Zhibao Health”)	November 16, 2022	PRC	100	Healthcare services
Shanghai Zhizhongbao Enterprise Management Co., Ltd. (“Zhizhongbao”)	March 6, 2025	PRC	100	Healthcare services
Shanghai Zhibao Yingshi Health Technology Co., Ltd. (“Zhibao Yingshi”)	September 24, 2025	PRC	51	Healthcare services

Schedule of Fair Values of the Identifiable Assets Acquired	The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Zhonglian based on a valuation performed by an independent valuation firm engaged by the Company.

As of September 30, 2025
RMB
Net tangible assets (1)	70,307
Customer relationships (2)	11,600,000
License (3)	22,600,000
Goodwill	24,279,693
Deferred tax liabilities recognized	(8,550,000)
Less: non-controlling interest	(24,500,000)
Total purchase consideration	25,500,000

(1)	The following table is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible liabilities on September 30, 2025.

(2)	Customer relationships represent the value of existing customers and ongoing brokerage service relationships acquired in the transaction. The acquired business has an established customer base which is expected to generate future brokerage service fees. The estimated useful life of customer relationships is 7.25 years, reflecting the expected period over which the relationships will contribute to future cash flows. The asset will be amortized on a straight-line basis over its estimated useful life.

(3)	The license represents regulatory approval required to conduct insurance brokerage services in the PRC. The acquired entity operates through a nationwide network with multiple branch offices across various regions in mainland China. The license is considered to have an indefinite useful life as there is no foreseeable limit to the period over which it is expected to generate cash flows and there are no legal, regulatory or contractual provisions that limit its useful life. Accordingly, it is not amortized but will be tested for impairment annually or more frequently if events or changes in circumstances indicate potential impairment.

Schedule of Fair Values of the Identifiable Assets and Liabilities Acquired
As of September 30, 2025
RMB
ASSETS
Current Assets
Cash and cash equivalents	11,437,549
Restricted cash	5,894,326
Accounts receivable, net	17,011,672
Income tax recoverable	377,019
Prepaid expenses and other current assets, net	10,217,865
Total Current Assets	44,938,431

Property and equipment, net	971,900
Operating lease right of use assets	1,567,326
Restricted cash, noncurrent	5,000,000
Deferred tax assets	3,957,634
Total Non-Current Assets	11,496,860
Total Assets	56,435,291

LIABILITIES, AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accounts payable	30,345,987
Operating lease liabilities, current	710,353
Accrued expenses and other liabilities	21,715,593
Total Current Liabilities	52,771,933

Deferred tax liabilities	2,958,195
Operating lease liabilities, noncurrent	634,856
Total Non-current Liabilities	3,593,051
Total Liabilities	56,364,984

Net tangible assets	70,307